Note 8 - Mineral Property Interests - Costs Capitalized As Mineral Property Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Mineral property acquisition costs	$ 37,258	$ 36,050
Committee Bay	58,728	22,765
Balance	95,986	58,815
Nunavut exploration projects [member]
Statement Line Items [Line Items]
Mineral property acquisition costs	18,681	18,725
Committee Bay	44,248	20,740
Balance	62,929	39,465
Homestake Ridge mining property [member]
Statement Line Items [Line Items]
Mineral property acquisition costs	16,060	16,060
Committee Bay	7,070	142
Balance	23,130	16,202
Peruvian exploration projects [member]
Statement Line Items [Line Items]
Mineral property acquisition costs	2,517	1,265
Committee Bay	7,410	1,883
Balance	$ 9,927	$ 3,148